UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

HORIZON TECHNOLOGY FINANCE CORPORATION

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[_]	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _________ to __________.

Date of Report (Date of earliest event reported):  ___________

Commission File Number of securitizer:  ___________

Central Index Key Number of securitizer:  ___________

_______________________________________________________
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1): [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i): [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii): [_]

[X]    Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2).

Central Index Key Number of depositor:  0001487428

                             Horizon Funding Trust 2019-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  ___________

Central Index Key Number of underwriter (if applicable):  ___________

                          Robert D. Pomeroy, Jr. (860) 676-8654
(Name and telephone number, including area code,
of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THE REPORT

PART I:  REPRESENTATION AND WARRANTY INFORMATION

N/A

PART II:  FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated July 17, 2019, which report sets forth the findings of RSM US LLP with respect to certain agreed-upon procedures performed by RSM US LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: July 17, 2019	Horizon Technology Finance Corporation (Depositor) By: /s/ Gerald A. Michaud Name: Gerald A. Michaud Title: President

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Independent Accountant’s Report on Applying Agreed-Upon Procedures, dated July 17, 2019.